Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2017	3,000	1,075,000
Balance at Dec. 31, 2017		$ 1	$ 616,247	$ (637,114)		$ (3,054)	$ (23,920)
Net loss				(20,533)			(20,533)
Vesting of restricted stock units (in shares)		32,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units			(155)				(155)
Stock-based compensation expense			955				$ 955
Balance (in shares) at Dec. 31, 2018		10,711,000					10,711,063
Balance at Dec. 31, 2018		$ 11	728,804	(657,647)		$ (3,054)	$ 68,114
Net loss				(6,537)			(6,537)
Vesting of restricted stock units (in shares)		18,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units			(151)				(151)
Stock-based compensation expense			1,530				1,530
Unrealized gain on marketable securities					40		40
Balance (in shares) at Mar. 31, 2019		10,729,000
Balance at Mar. 31, 2019		$ 11	730,183	(664,184)	40	$ (3,054)	$ 62,996
Balance (in shares) at Dec. 31, 2018		10,711,000					10,711,063
Balance at Dec. 31, 2018		$ 11	728,804	(657,647)		$ (3,054)	$ 68,114
Net loss				(27,475)			(27,475)
Vesting of restricted stock units (in shares)		37,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units			(151)				$ (151)
Balance (in shares) at Dec. 31, 2019		13,697,000					13,697,395
Balance at Dec. 31, 2019		$ 14	763,097	(685,122)		$ (3,054)	$ 74,935
Net loss				(6,534)			(6,534)
Stock-based compensation expense			1,689				1,689
Unrealized gain on marketable securities
Balance (in shares) at Mar. 31, 2020		13,697,000					13,697,395
Balance at Mar. 31, 2020		$ 14	$ 764,786	$ (691,656)		$ (3,054)	$ 70,090